Leases (Details) - Schedule of future minimum lease payments $ in Thousands	Dec. 31, 2022 USD ($)
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments	$ 382
Finance Charges	(17)
Net Present Values	365
Within 1 year [Member]
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments	139
Finance Charges	(9)
Net Present Values	130
1-2 years [Member]
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments	139
Finance Charges	(6)
Net Present Values	133
2-5 years [Member]
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments	104
Finance Charges	(2)
Net Present Values	102
Over 5 years [Member]
Leases (Details) - Schedule of future minimum lease payments [Line Items]
Lease payments
Finance Charges
Net Present Values